UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		05/14/2012
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: 4,052,383,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Apple Inc					COM			037833100	410,637 	685,000 	x				 				685,000
Bank of America Corp				COM			060505104	71,358 		7,456,408 	x				 				7,456,408
Beazer Homes USA Inc				COM			07556Q105	931 		286,614 	x				 				286,614
Boyd Gaming Corp				COM			103304101	5,456 		695,975 	x				 				695,975
Broadcom Corp					CL A			111320107	95,009 		2,417,523 	x				 				2,417,523
Calumet Specialty Products Partners LP		UT LTD PARTNER		131476103	34,054 		1,288,944 	x				 				1,288,944
CF Industries Holdings Inc			COM			125269100	12,663 		69,332 		x				 				69,332
Chimera Investment Corp				COM			16934Q109	12,505 		4,418,884 	x				 				4,418,884
Citigroup Inc					COM NEW			172967424	222,747 	6,094,305 	x				 				6,094,305
CVR Energy Inc					COM			12662P108	85,865 		3,209,911 	x				 				3,209,911
Dean Foods Co					COM			242370104	53,612 		4,427,112 	x				 				4,427,112
Delphi Automotive PLC				SHS			G27823106	7,244 		229,236 	x				 				229,236
Delta Air Lines Inc				COM NEW			247361702	66,795 		6,740,189 	x				 				6,740,189
EMC Corp					COM			268648102	49,011 		1,640,261 	x				 				1,640,261
Financial Select Sector SPDR Fund		SBI INT-FINL		81369Y605	66,532 		4,216,200 	x				 				4,216,200
Ford Motor Co.					COM PAR $0.01		345370860	81,631 		6,535,715 	x				 				6,535,715
Fusion-io Inc					COM			36112J107	32,782 		1,153,879 	x				 				1,153,879
General Motors Corp				COM			37045V100	56,485 		2,202,153 	x				 				2,202,153
General Motors Corp				*W EXP 07/10/201	37045V118	2,920 		175,561 	x				 				175,561
General Motors Corp				*W EXP 07/10/201	37045V126	1,966 		175,561 	x				 				175,561
Goodyear Tire & Rubber Co.			COM			382550101	97,070 		8,651,496 	x				 				8,651,496
Google Inc					CL A			38259P508	103,969 	162,137 	x				 				162,137
Huntsman Corp					COM			447011107	71,980 		5,137,764 	x				 				5,137,764
International Paper Company			COM			460146103	19,350 		551,287 	x				 				551,287
iShares DJ US Home Construction Index		DJ HOME CONSTN		464288752	4,734 		321,595 	x				 				321,595
Macy's Inc					COM			55616P104	18,554 		467,001 	x				 				467,001
Marvell Technology Group Ltd.			ORD			G5876H105	41,378 		2,630,524 	x				 				2,630,524
Masco Corp					COM			574599106	55,502 		4,151,256 	x				 				4,151,256
MFA Financial Inc				COM			55272X102	7,691 		1,029,583 	x				 				1,029,583
Microsoft Corp					COM			594918104	40,313 		1,250,000 	x				 				1,250,000
MPG Office Trust Inc				COM			553274101	10,044 		4,292,354 	x				 				4,292,354
Mueller Water Products Inc.			COM			624758108	31,441 		9,441,736 	x				 				9,441,736
NetApp Inc					COM			64110D104	4,477 		100,000 	x				 				100,000
Nuance Communications Inc			COM			67020Y100	24,093 		941,869 	x				 				941,869
Oracle Corp					CALL			68389X905	189 		20,100 		x				 				20,100
Oracle Corp					COM			68389X105	68,056 		2,333,883 	x				 				2,333,883
Owens Corning Inc				COM			690742101	52,938 		1,469,279 	x				 				1,469,279
Powershares QQQ Nasdaq 100			UNIT SER 1		73935A104	1,273,602 	18,854,218 	x				 				18,854,218
QUALCOMM Inc					COM			747525103	102,947 	1,513,486 	x				 				1,513,486
Royal Bank Scotland Group PLC			SP ADR L RP PF		780097788	10,872 		582,962 	x				 				582,962
Royal Bank Scotland Group PLC			SP ADR PREF M		780097796	21,457 		1,305,196 	x				 				1,305,196
Royal Bank Scotland Group PLC			ADR PREF SER N		780097770	47,108 		2,915,072 	x				 				2,915,072
Royal Bank Scotland Group PLC			ADR PREF SHS Q		780097754	24,943 		1,468,102 	x				 				1,468,102
Royal Bank Scotland Group PLC			SP ADR PREF S		780097739	35,663 		2,135,514 	x				 				2,135,514
Royal Bank Scotland Group PLC			SP ADR PREF T		780097713	32,775 		1,725,014 	x				 				1,725,014
Sandisk Corp					COM			80004C101	33,772 		681,021 	x				 				681,021
SPDR S&P 500 ETF Trust				TR UNIT			78462F103	21,682 		154,079 	x				 				154,079
The Hartford Financial Services Group		COM			416515104	60,199 		2,855,744 	x				 				2,855,744
The Hartford Financial Services Group		*W EXP 06/26/201	416515120	16,989 		1,275,475 	x				 				1,275,475
Two Harbors Investment Corp			COM			90187B101	30,420 		3,000,000 	x				 				3,000,000
United Continental Holdings Inc.		COM			910047109	171,313 	7,968,035 	x				 				7,968,035
US Airways Group Inc				COM			90341W108	80,888 		10,657,243 	x				 				10,657,243
Valero Energy Corp				COM			91913Y100	65,769 		2,552,161 	x				 				2,552,161